Note Payable with Related Party (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	8 Months Ended
	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2024
Note Payable with Related Party [Line Items]
Maturity date	Dec. 31, 2025
Interest expense			$ 1.5
Aggregate principal amount			$ 25.0
Converted shares (in Shares)			2,722,207
Fairmount Healthcare Fund II, L.P. [Member]
Note Payable with Related Party [Line Items]
Initial principal amount	$ 25.0
Convertible Note [Member]
Note Payable with Related Party [Line Items]
Interest rate, percentage	12.00%
Debt issuance costs		$ 0.1
Interest expense		$ 0.5
Unpaid accrued interest			$ 1.5
Series A Preferred Stock [Member]
Note Payable with Related Party [Line Items]
Aggregate proceeds	$ 25.0